FINANCIAL INVESTORS TRUST

ALPS | Red Rocks Global Opportunity Fund

Clough China Fund

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

RiverFront Asset Allocation Aggressive

RiverFront Asset Allocation Growth & Income

RiverFront Asset Allocation Moderate

ALPS | Kotak India Growth Fund

ALPS | Smith Short Duration Bond Fund

ALPS | Smith Total Return Bond Fund

ALPS | Smith Balanced Opportunity Fund

ALPS | Smith Credit Opportunities Fund

(the “Funds”)

SUPPLEMENT DATED DECEMBER 30, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2021, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2022, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2022, all Trustees receive a quarterly retainer of $33,500, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. Previously, all Trustees received a quarterly retainer of $31,000, plus $10,000 for each regular or special in-person Board or Committee meeting attended, and $4,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $5,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

The Disciplined Growth Investors Fund

(the “Fund”)

SUPPLEMENT DATED DECEMBER 30, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2021, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2022, the first paragraph in the “Remuneration of Trustees” section of the Fund’s SAI is hereby deleted and replaced with the following:

“Effective January 1, 2022, all Trustees receive a quarterly retainer of $33,500, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. Previously, all Trustees received a quarterly retainer of $31,000, plus $10,000 for each regular or special in-person Board or Committee meeting attended, and $4,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $5,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Emerald Finance and Banking Innovation Fund

Emerald Growth Fund

Emerald Insights Fund

(the “Funds”)

SUPPLEMENT DATED DECEMBER 30, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2021, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2022, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2022, all Trustees receive a quarterly retainer of $33,500, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. Previously, all Trustees received a quarterly retainer of $31,000, plus $10,000 for each regular or special in-person Board or Committee meeting attended, and $4,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $5,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Grandeur Peak Emerging Markets Opportunities Fund

Grandeur Peak Global Contrarian Fund

Grandeur Peak Global Micro Cap Fund

Grandeur Peak Global Opportunities Fund

Grandeur Peak Global Reach Fund

Grandeur Peak Global Stalwarts Fund

Grandeur Peak International Opportunities Fund

Grandeur Peak International Stalwarts Fund

Grandeur Peak US Stalwarts Fund

(the “Funds”)

SUPPLEMENT DATED DECEMBER 30, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2021, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2022, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2022, all Trustees receive a quarterly retainer of $33,500, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. Previously, all Trustees received a quarterly retainer of $31,000, plus $10,000 for each regular or special in-person Board or Committee meeting attended, and $4,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $5,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Grandeur Peak Global Explorer Fund

(the “Fund”)

SUPPLEMENT DATED DECEMBER 30, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED DECEMBER 15, 2021, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2022, the first paragraph in the “Remuneration of Trustees” section of the Fund’s SAI is hereby deleted and replaced with the following:

“Effective January 1, 2022, all Trustees receive a quarterly retainer of $33,500, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. Previously, all Trustees received a quarterly retainer of $31,000, plus $10,000 for each regular or special in-person Board or Committee meeting attended, and $4,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $5,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Highland Resolute Fund

(the “Fund”)

SUPPLEMENT DATED DECEMBER 30, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2021, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2022, the first paragraph in the “Remuneration of Trustees” section of the Fund’s SAI is hereby deleted and replaced with the following:

“Effective January 1, 2022, all Trustees receive a quarterly retainer of $33,500, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. Previously, all Trustees received a quarterly retainer of $31,000, plus $10,000 for each regular or special in-person Board or Committee meeting attended, and $4,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $5,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Rondure New World Fund

Rondure Overseas Fund

(the “Funds”)

SUPPLEMENT DATED DECEMBER 30, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2021, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2022, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2022, all Trustees receive a quarterly retainer of $33,500, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. Previously, all Trustees received a quarterly retainer of $31,000, plus $10,000 for each regular or special in-person Board or Committee meeting attended, and $4,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $5,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Seafarer Overseas Growth and Income Fund

Seafarer Overseas Value Fund

(the “Funds”)

SUPPLEMENT DATED DECEMBER 30, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2021, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2022, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2022, all Trustees receive a quarterly retainer of $33,500, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. Previously, all Trustees received a quarterly retainer of $31,000, plus $10,000 for each regular or special in-person Board or Committee meeting attended, and $4,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $5,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

(the “Funds”)

SUPPLEMENT DATED DECEMBER 30, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2021, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2022, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2022, all Trustees receive a quarterly retainer of $33,500, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. Previously, all Trustees received a quarterly retainer of $31,000, plus $10,000 for each regular or special in-person Board or Committee meeting attended, and $4,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $5,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE